Income Taxes (The Components of Income (Loss) Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Domestic	$ (7,569)	$ (18,866)
Foreign	1,091	175
Loss before income taxes	$ (6,478)	$ (18,691)